SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.__	☐
Post-Effective Amendment No. 69	☒
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 70	☒

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of Principal Executive Office)            (Zip Code)

Registrant’s Telephone Number, including Area Code (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒             immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐             60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐             75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 69/70 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in the City of Austin, the State of Texas on this 20th day of March, 2013.

DIMENSIONAL INVESTMENT GROUP INC. (Registrant)
By: /s/ David G. Booth*

David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME	TITLE	DATE

/s/ David G. Booth * David G. Booth	President, Director, Chairman and Co-Chief Executive Officer	March 20, 2013

/s/ Eduardo A. Repetto * Eduardo A. Repetto	Director, Co-Chief Executive Officer and Chief Investment Officer	March 20, 2013

/s/ David R. Martin * David R. Martin	Chief Financial Officer Treasurer and Vice President	March 20, 2013

/s/ George M. Constantinides * George M. Constantinides	Director	March 20, 2013

/s/ John P. Gould * John P. Gould	Director	March 20, 2013

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	March 20, 2013

/s/ Edward P. Lazear * Edward P. Lazear	Director	March 20, 2013

/s/ Myron S. Scholes * Myron S. Scholes	Director	March 20, 2013

/s/ Abbie J. Smith * Abbie J. Smith	Director	March 20, 2013

*By: /s/ Carolyn L. O Carolyn L. O Attorney-In-Fact (Pursuant to a Power of Attorney)		March 20, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase